Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ (45,195)	$ (6,947)	¥ (49,166)	¥ (62,068)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(2,406)	(370)	(1,352)	(2,379)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(5)	(1)	(5)	(3)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(42,784)	(6,576)	(47,796)	(59,677)
USA [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ 0	$ 0	¥ (13)	¥ (9)